UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2002

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:		Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	April 10, 2002

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       51

Form 13F Information Table value total:       $87011



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
 American Int'l Group      COM              026874107 4573      63394   SH       SOLE                          63394
 Analog Devices            COM              032654105 4304      95570   SH       SOLE                          95570
 Anheuser-Busch Companies  COM              035229103 705       13500   SH       SOLE                          13500
 AOL Time Warner           COM              00184A105 643       27175   SH       SOLE                          27175
 BellSouth Corporation     COM              079860102 511       13856   SH       SOLE                          13856
 Berkshire Hathaway B      CLASS B          084670207 327       138     SH       SOLE                          138
 BP Amoco                  SPONSORED ADR    055622104 488       9190    SH       SOLE                          9190
 Bristol-Myers Squibb Co.  COM              110122108 464       11448   SH       SOLE                          11448
 Cardinal Health Inc.      COM              14149Y108 3557      50182   SH       SOLE                          50182
 Charles Schwab & Co.      COM              808513105 3484      266130  SH       SOLE                          266130
 Cisco Systems             COM              17275R102 2008      118592  SH       SOLE                          118592
 Citigroup Inc.            COM              172967101 548       11066   SH       SOLE                          11066
 Clear Channel CommunicatioCOM              184502102 1315      25570   SH       SOLE                          25570
 Coca-Cola Company         COM              191216100 638       12213   SH       SOLE                          12213
 Cox Commun Cl A           COM              224044107 3024      80350   SH       SOLE                          80350
 Darden Restaurants Inc    COM              237194105 1531      37707   SH       SOLE                          37707
 Dell Computer Corporation COM              247025109 423       16200   SH       SOLE                          16200
 Dominion Resources        COM              25746U109 216       3313    SH       SOLE                          3313
 EMC Corp.                 COM              268648102 131       10990   SH       SOLE                          10990
 Exxon Mobil Corporation   COM              30231G102 2194      50058   SH       SOLE                          50058
 Family Dollar Stores      COM              307000109 3384      100980  SH       SOLE                          100980
 Federal Nat'l Mortgage    COM              313586109 3534      44245   SH       SOLE                          44245
 First Data Corp.          COM              319963104 5720      65557   SH       SOLE                          65557
 General Electric Co.      COM              369604103 6743      180058  SH       SOLE                          180058
 Hewlett-Packard Co.       COM              428236103 308       17145   SH       SOLE                          17145
 Home Depot                COM              437076102 4484      92252   SH       SOLE                          92252
 Horseshoe Gold Mining     COM              44075E107 1         10500   SH       SOLE                          10500
 Int'l Business Machines   COM              459200101 242       2324    SH       SOLE                          2324
 Intel Corp.               COM              458140100 3779      124277  SH       SOLE                          124277
 JDS Uniphase Corp.        COM              46612J101 260       44217   SH       SOLE                          44217
 Johnson & Johnson         COM              478160104 606       9334    SH       SOLE                          9334
 Medtronic                 COM              585055106 4146      91708   SH       SOLE                          91708
 Merck & Co.               COM              589331107 1115      19370   SH       SOLE                          19370
 Microsoft Corporation     COM              594918104 1666      27625   SH       SOLE                          27625
 National City Corporation COM              635405103 205       6664    SH       SOLE                          6664
 Nokia Corp. ADR           SPONSORED ADR    654902204 1286      62026   SH       SOLE                          62026
 Nortel Networks Corp.     COM              656568102 214       47587   SH       SOLE                          47587
 Oracle Corporation        COM              68389X105 821       64175   SH       SOLE                          64175
 Pfizer                    COM              717081103 4209      105919  SH       SOLE                          105919
 Procter & Gamble Company  COM              742718109 865       9605    SH       SOLE                          9605
 Qualcomm                  COM              747525103 572       15205   SH       SOLE                          15205
 Safeway                   COM              786514208 3146      69871   SH       SOLE                          69871
 SBC Communications        COM              78387G103 774       20684   SH       SOLE                          20684
 Scientific Atlanta        COM              808655104 650       28146   SH       SOLE                          28146
 SPDR Trust                COM              78462F103 1378      12037   SH       SOLE                          12037
 Sun Microsystems          COM              866810104 209       23640   SH       SOLE                          23640
 Tenet Healthcare Corp     COM              88033G100 484       7220    SH       SOLE                          7220
 Verizon Communications    COM              92343V104 557       12208   SH       SOLE                          12208
 Wachovia Corp.            COM              929903102 316       8534    SH       SOLE                          8534
 Wells Fargo & Co.         COM              949746101 3321      67226   SH       SOLE                          67226
 Wyeth                     COM              983024100 930       14173   SH       SOLE                          14173